Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	MAYVILLE ENGINEERING COMPANY, INC.
Entity Central Index Key	0001766368
Amendment Flag	false